UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

Eaton Vance

Large-Cap Core Research Fund

September 30, 2013 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $57,878,143 and the Fund owned 27.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	30,176	$3,545,680
United Technologies Corp.	20,583	2,219,259

		$5,764,939

Airlines — 1.5%
Delta Air Lines, Inc.	78,322	$1,847,616
United Continental Holdings, Inc.(1)	45,704	1,403,570

		$3,251,186

Auto Components — 1.1%
TRW Automotive Holdings Corp.(1)	31,675	$2,258,744

		$2,258,744

Automobiles — 1.1%
Volkswagen AG	10,724	$2,432,801

		$2,432,801

Beverages — 2.9%
Anheuser-Busch InBev NV ADR	16,999	$1,686,301
Beam, Inc.	27,687	1,789,964
PepsiCo, Inc.	33,760	2,683,920

		$6,160,185

Biotechnology — 3.3%
Celgene Corp.(1)	17,957	$2,764,121
Gilead Sciences, Inc.(1)	67,488	4,240,946

		$7,005,067

Capital Markets — 2.8%
Invesco, Ltd.	85,425	$2,725,057
Morgan Stanley	117,366	3,163,014

		$5,888,071

Chemicals — 2.9%
LyondellBasell Industries NV, Class A	30,148	$2,207,738
Monsanto Co.	21,679	2,262,637
PPG Industries, Inc.	9,879	1,650,386

		$6,120,761

Commercial Banks — 2.0%
Regions Financial Corp.	225,528	$2,088,389
SunTrust Banks, Inc.	67,446	2,186,600

		$4,274,989

Communications Equipment — 1.2%
F5 Networks, Inc.(1)	29,180	$2,502,477

		$2,502,477

Computers & Peripherals — 5.7%
Apple, Inc.(2)	11,215	$5,346,751
Hewlett-Packard Co.	147,952	3,104,033
NCR Corp.(1)	91,582	3,627,563

		$12,078,347

Consumer Finance — 1.0%
American Express Co.	27,681	$2,090,469

		$2,090,469

1

Security	Shares	Value
Diversified Financial Services — 5.9%
Bank of America Corp.	291,508	$4,022,811
Citigroup, Inc.	82,535	4,003,773
JPMorgan Chase & Co.	86,273	4,459,451

		$12,486,035

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	63,641	$2,969,489

		$2,969,489

Electric Utilities — 2.0%
Edison International	44,538	$2,051,420
NextEra Energy, Inc.	26,805	2,148,689

		$4,200,109

Electrical Equipment — 1.3%
Emerson Electric Co.	44,002	$2,846,929

		$2,846,929

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	222,889	$3,251,951

		$3,251,951

Energy Equipment & Services — 2.1%
Cameron International Corp.(1)	33,172	$1,936,250
Frank’s International NV(1)	81,721	2,445,909

		$4,382,159

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc.	41,124	$2,405,754

		$2,405,754

Food Products — 3.4%
General Mills, Inc.	40,532	$1,942,293
Hershey Co. (The)	19,332	1,788,210
Mondelez International, Inc., Class A	110,787	3,480,928

		$7,211,431

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	72,261	$2,398,342
Covidien PLC	39,105	2,383,059
Stryker Corp.	33,739	2,280,419

		$7,061,820

Health Care Providers & Services — 1.8%
Express Scripts Holding Co.(1)	60,616	$3,744,856

		$3,744,856

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	36,222	$1,523,497
McDonald’s Corp.	21,997	2,116,332

		$3,639,829

Household Products — 0.8%
Colgate-Palmolive Co.	27,973	$1,658,799

		$1,658,799

Industrial Conglomerates — 1.6%
Danaher Corp.	24,770	$1,717,056
General Electric Co.	68,392	1,633,885

		$3,350,941

Insurance — 2.1%
Aflac, Inc.	31,433	$1,948,532
MetLife, Inc.	53,902	2,530,699

		$4,479,231

2

Security	Shares	Value
Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	6,017	$1,881,155
Netflix, Inc.(1)	5,138	1,588,721

		$3,469,876

Internet Software & Services — 4.7%
eBay, Inc.(1)	41,814	$2,332,803
Facebook, Inc., Class A(1)	59,359	2,982,196
Google, Inc., Class A(1)	5,322	4,661,593

		$9,976,592

IT Services — 2.2%
Accenture PLC, Class A	29,145	$2,146,238
Visa, Inc., Class A	13,095	2,502,454

		$4,648,692

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	35,182	$1,803,078

		$1,803,078

Machinery — 2.1%
Caterpillar, Inc.	37,251	$3,105,616
Deere & Co.	17,746	1,444,347

		$4,549,963

Media — 3.2%
Comcast Corp., Class A	61,635	$2,782,820
Time Warner, Inc.	24,248	1,595,761
Walt Disney Co. (The)	38,085	2,456,102

		$6,834,683

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	50,775	$1,679,637

		$1,679,637

Multi-Utilities — 1.2%
Sempra Energy	28,948	$2,477,949

		$2,477,949

Multiline Retail — 1.9%
Dollar General Corp.(1)	40,880	$2,308,085
Macy’s, Inc.	42,934	1,857,754

		$4,165,839

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	21,607	$2,625,250
Concho Resources, Inc.(1)	25,928	2,821,226
Marathon Oil Corp.	69,322	2,417,951
Occidental Petroleum Corp.	54,681	5,114,861
Phillips 66	35,725	2,065,620
Range Resources Corp.	17,797	1,350,614

		$16,395,522

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	24,953	$1,744,215

		$1,744,215

Pharmaceuticals — 3.6%
Pfizer, Inc.	197,891	$5,681,450
Roche Holding AG ADR	29,771	2,010,436

		$7,691,886

Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	33,253	$2,465,045
AvalonBay Communities, Inc.	13,375	1,699,829
Simon Property Group, Inc.	12,076	1,790,025

		$5,954,899

3

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.5%
NXP Semiconductors NV(1)	84,159	$3,131,556

		$3,131,556

Software — 1.5%
Microsoft Corp.	49,237	$1,640,085
Oracle Corp.	47,431	1,573,286

		$3,213,371

Specialty Retail — 3.7%
AutoNation, Inc.(1)	33,000	$1,721,610
Home Depot, Inc. (The)	26,771	2,030,580
Ross Stores, Inc.	37,352	2,719,226
Urban Outfitters, Inc.(1)	38,384	1,411,380

		$7,882,796

Total Common Stocks — 98.3% (identified cost $163,914,720)		$209,137,923

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$3,298	$3,297,863

Total Short-Term Investments (identified cost $3,297,863)		$3,297,863

Total Investments — 99.9% (identified cost $167,212,583)		$212,435,786

Put Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	216	$72.50	10/19/13	$(16,200)
EOG Resources, Inc.	92	155.00	11/16/13	(22,908)
Pier 1 Imports, Inc.	255	19.00	10/19/13	(8,925)
Pier 1 Imports, Inc.	260	20.00	10/19/13	(22,100)
T-Mobile US, Inc.	321	25.00	10/11/13	(8,507)

Total Put Options Written (premiums received $65,152)				$(78,640)

Other Assets, Less Liabilities — 0.2%				$363,034

Net Assets — 100.0%				$212,720,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $958.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,846,097

Gross unrealized appreciation	$45,664,913
Gross unrealized depreciation	(2,075,224)

Net unrealized appreciation	$43,589,689

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	646	$175,304
Options written	14,896	1,171,597
Options terminated in closing purchase transactions	(4,544)	(416,891)
Options exercised	(1,304)	(129,153)
Options expired	(8,550)	(735,705)

Outstanding, end of period	1,144	$65,152

At September 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $78,640.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,251,766	$2,432,801		$—	$30,684,567
Consumer Staples	19,180,384	—		—	19,180,384
Energy	20,777,681	—		—	20,777,681
Financials	35,173,693	—		—	35,173,693
Health Care	27,306,708	—		—	27,306,708
Industrials	19,763,959	—		—	19,763,959
Information Technology	38,802,986	—		—	38,802,986
Materials	7,800,398	—		—	7,800,398
Telecommunication Services	2,969,489	—		—	2,969,489
Utilities	6,678,058	—		—	6,678,058
Total Common Stocks	$206,705,122	$2,432,801	*	$—	$209,137,923
Short-Term Investments	$—	$3,297,863		$—	$3,297,863
Total Investments	$206,705,122	$5,730,664		$—	$212,435,786

Liability Description
Put Options Written	$(78,640)	$—		$—	$(78,640)
Total	$(78,640)	$—		$—	$(78,640)

5

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Managed Growth Fund 1.1

September 30, 2013 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $1,255,975,020 and the Fund owned 14.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	931,391	$109,438,442
General Dynamics Corp.	84,463	7,392,202
Honeywell International, Inc.	288,545	23,960,777
Huntington Ingalls Industries, Inc.	2,546	171,600
Lockheed Martin Corp.	16,042	2,046,157
Northrop Grumman Corp.	15,277	1,455,287
Precision Castparts Corp.	19,025	4,323,241
Raytheon Co.	52,726	4,063,593
Rockwell Collins, Inc.	157,787	10,707,426
United Technologies Corp.	2,061,130	222,231,037

		$385,789,762

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	56,207	$3,347,689
FedEx Corp.	262,219	29,921,810
United Parcel Service, Inc., Class B	380,665	34,781,361

		$68,050,860

Auto Components — 0.4%
Johnson Controls, Inc.	771,216	$32,005,464

		$32,005,464

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$51,392

		$51,392

Beverages — 4.0%
Beam, Inc.	78,199	$5,055,566
Coca-Cola Co. (The)	4,754,957	180,117,771
Coca-Cola Enterprises, Inc.	31,501	1,266,655
Molson Coors Brewing Co., Class B	186,000	9,324,180
PepsiCo, Inc.	1,841,630	146,409,585

		$342,173,757

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.(2)	21,109	$2,452,021
Amgen, Inc.	976,808	109,343,888
Biogen Idec, Inc.(2)	3,536	851,327
Gilead Sciences, Inc.(2)	477,484	30,005,095

		$142,652,331

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$66,608

		$66,608

Capital Markets — 4.9%
Ameriprise Financial, Inc.	187,988	$17,121,947
Bank of New York Mellon Corp. (The)	606,008	18,295,382
BlackRock, Inc.	3,984	1,078,150
Charles Schwab Corp. (The)	834,916	17,650,124
E*TRADE Financial Corp.(2)	4,593	75,785
Franklin Resources, Inc.	1,618,404	81,810,322

1

Security	Shares	Value
Goldman Sachs Group, Inc. (The)	532,816	$84,296,819
Legg Mason, Inc.	96,941	3,241,707
Morgan Stanley	2,539,602	68,442,274
Northern Trust Corp.	709,098	38,567,840
State Street Corp.	740,611	48,695,173
T. Rowe Price Group, Inc.	554,173	39,861,664
UBS AG(2)	29,488	605,094
Waddell & Reed Financial, Inc., Class A	8,833	454,723

		$420,197,004

Chemicals — 2.1%
Air Products and Chemicals, Inc.	7,660	$816,326
Ashland, Inc.	30,391	2,810,560
Dow Chemical Co. (The)	153,238	5,884,339
E.I. du Pont de Nemours & Co.	922,406	54,016,095
Ecolab, Inc.	445,515	43,999,062
Monsanto Co.	495,636	51,729,529
PPG Industries, Inc.	109,400	18,276,364
Praxair, Inc.	2,828	339,954

		$177,872,229

Commercial Banks — 3.6%
Bank of Montreal	26,370	$1,762,043
BB&T Corp.	921,487	31,100,186
Comerica, Inc.	126,791	4,984,154
Fifth Third Bancorp	977,637	17,636,571
HSBC Holdings PLC	220,592	2,389,203
HSBC Holdings PLC ADR	424	23,006
KeyCorp	111,353	1,269,424
M&T Bank Corp.	17,293	1,935,433
PNC Financial Services Group, Inc. (The)	59,726	4,327,149
Regions Financial Corp.	189,147	1,751,501
Royal Bank of Canada	148,562	9,539,166
Societe Generale	466,293	23,230,346
SunTrust Banks, Inc.	298,997	9,693,483
Synovus Financial Corp.	10,960	36,168
Toronto-Dominion Bank (The)	14,822	1,333,684
U.S. Bancorp	2,310,891	84,532,393
Wells Fargo & Co.	2,749,236	113,598,432
Zions Bancorporation	38,805	1,064,033

		$310,206,375

Commercial Services & Supplies — 0.1%
ADT Corp. (The)(2)	11,051	$449,334
Cintas Corp.	52,914	2,709,197
Pitney Bowes, Inc.	14,270	259,571
Stericycle, Inc.(2)	5,300	611,620
Tyco International, Ltd.	22,102	773,128
Waste Management, Inc.	108,226	4,463,240

		$9,266,090

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,290,553	$30,224,751
Juniper Networks, Inc.(2)	50,092	994,827
Nokia Oyj ADR(2)	192	1,250
Palo Alto Networks, Inc.(2)	20,808	953,423
QUALCOMM, Inc.	3,262,201	219,741,859

		$251,916,110

2

Security	Shares	Value
Computers & Peripherals — 3.3%
Apple, Inc.	408,878	$194,932,586
Dell, Inc.	53,157	731,972
EMC Corp.	2,797,592	71,506,452
Hewlett-Packard Co.	33,743	707,928
NetApp, Inc.	414,967	17,685,894

		$285,564,832

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,145,105

		$1,145,105

Consumer Finance — 1.3%
American Express Co.	821,524	$62,041,493
Capital One Financial Corp.	81,476	5,600,660
Discover Financial Services	831,233	42,010,516
SLM Corp.	10,200	253,980

		$109,906,649

Distributors — 0.2%
Genuine Parts Co.	188,424	$15,241,617

		$15,241,617

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$591,345

		$591,345

Diversified Financial Services — 5.0%
Bank of America Corp.	1,496,249	$20,648,236
Berkshire Hathaway, Inc., Class A(2)	464	79,070,240
Berkshire Hathaway, Inc., Class B(2)	946,900	107,482,619
CBOE Holdings, Inc.	40,000	1,809,200
Citigroup, Inc.	793,170	38,476,677
CME Group, Inc.	63,405	4,684,361
ING Groep NV ADR(2)	150,000	1,702,500
IntercontinentalExchange, Inc.(2)	10,892	1,976,027
JPMorgan Chase & Co.	3,049,843	157,646,385
McGraw Hill Financial, Inc.	86,290	5,659,761
Moody’s Corp.	179,322	12,611,716

		$431,767,722

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,557	$6,410,818
CenturyLink, Inc.	4,871	152,852
Deutsche Telekom AG ADR	50,092	731,343
Frontier Communications Corp.	33,255	138,673
Verizon Communications, Inc.	370,804	17,301,715
Windstream Corp.	70,866	566,928

		$25,302,329

Electric Utilities — 0.0%(1)
Duke Energy Corp.	15,598	$1,041,635
Exelon Corp.	9,202	272,747
Southern Co. (The)	68,451	2,818,812

		$4,133,194

Electrical Equipment — 1.6%
Emerson Electric Co.	1,998,542	$129,305,667
Rockwell Automation, Inc.	110,000	11,763,400

		$141,069,067

3

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,433,091	$20,908,798
TE Connectivity, Ltd.	687	35,573

		$20,944,371

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	93,118	$4,572,094
Frank’s International NV(2)	115,894	3,468,707
Halliburton Co.	846,351	40,751,801
Schlumberger, Ltd.	1,163,740	102,828,066
Transocean, Ltd.	72,479	3,225,316

		$154,845,984

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	873,262	$100,529,921
CVS Caremark Corp.	1,279,410	72,606,517
Kroger Co. (The)	35,843	1,445,907
Sysco Corp.	299,772	9,541,743
Wal-Mart Stores, Inc.	1,653,516	122,294,043
Walgreen Co.	221,366	11,909,491

		$318,327,622

Food Products — 2.2%
Archer-Daniels-Midland Co.	420,450	$15,489,378
Campbell Soup Co.	5,420	220,648
ConAgra Foods, Inc.	33,000	1,001,220
General Mills, Inc.	37,984	1,820,193
Green Mountain Coffee Roasters, Inc.(2)	75,000	5,649,750
Hershey Co. (The)	456,726	42,247,155
Kraft Foods Group, Inc.	57,116	2,995,163
McCormick & Co., Inc.	27,354	1,769,804
Mondelez International, Inc., Class A	173,425	5,449,014
Nestle SA	1,664,316	116,059,600
Unilever NV - NY Shares	4,636	174,870

		$192,876,795

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,540,567	$51,131,419
Bard (C.R.), Inc.	25,000	2,880,000
Baxter International, Inc.	207,423	13,625,617
Becton, Dickinson and Co.	66,108	6,612,122
Boston Scientific Corp.(2)	26,929	316,146
CareFusion Corp.(2)	70,668	2,607,649
Covidien PLC	186,141	11,343,433
Intuitive Surgical, Inc.(2)	14,000	5,267,780
Medtronic, Inc.	453,753	24,162,347
St. Jude Medical, Inc.	57,969	3,109,457
Stryker Corp.	131,368	8,879,163
Zimmer Holdings, Inc.	93,186	7,654,298

		$137,589,431

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	275,013	$16,803,294
Cardinal Health, Inc.	141,336	7,370,672
Cigna Corp.	56,667	4,355,426
Express Scripts Holding Co.(2)	367,509	22,704,706
McKesson Corp.	2,384	305,867
PharMerica Corp.(2)	1,805	23,952
UnitedHealth Group, Inc.	63,696	4,561,271
WellPoint, Inc.	53,673	4,487,600

		$60,612,788

4

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	151,649	$4,949,823
International Game Technology	459,500	8,698,335
Interval Leisure Group, Inc.	5,349	126,397
Marriott International, Inc., Class A	400,504	16,845,198
Marriott Vacations Worldwide Corp.(2)	2,597	114,268
McDonald’s Corp.	741,937	71,381,759
Starbucks Corp.	2,270,226	174,739,295
Yum! Brands, Inc.	210,518	15,028,880

		$291,883,955

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,102,854

		$8,102,854

Household Products — 1.7%
Clorox Co. (The)	7,570	$618,620
Colgate-Palmolive Co.	1,172,944	69,555,579
Kimberly-Clark Corp.	15,331	1,444,487
Procter & Gamble Co.	981,986	74,228,322

		$145,847,008

Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$22,992

		$22,992

Industrial Conglomerates — 2.5%
3M Co.	736,956	$87,999,916
Danaher Corp.	41,105	2,849,399
General Electric Co.	5,238,736	125,153,403

		$216,002,718

Insurance — 1.1%
Aegon NV ADR	5,088,862	$37,657,579
Aflac, Inc.	93,292	5,783,171
Allstate Corp. (The)	964	48,730
Aon PLC	24,650	1,834,946
Chubb Corp.	23,930	2,135,992
Cincinnati Financial Corp.	135,528	6,391,500
Hartford Financial Services Group, Inc.	5,762	179,313
Manulife Financial Corp.	29,582	489,878
Marsh & McLennan Cos., Inc.	25,000	1,088,750
Progressive Corp.	1,151,311	31,350,199
Torchmark Corp.	52,429	3,793,238
Travelers Companies, Inc. (The)	76,341	6,471,427

		$97,224,723

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	211,982	$66,274,052

		$66,274,052

Internet Software & Services — 4.0%
Akamai Technologies, Inc.(2)	200,000	$10,340,000
AOL, Inc.(2)	5,317	183,862
eBay, Inc.(2)	1,260,217	70,307,506
Facebook, Inc., Class A(2)	1,591,684	79,966,204
Google, Inc., Class A(2)	214,113	187,543,718
IAC/InterActiveCorp	13,368	730,828
VeriSign, Inc.(2)	14,758	751,035

		$349,823,153

5

Security	Shares	Value
IT Services — 3.2%
Accenture PLC, Class A	2,192,610	$161,463,800
Automatic Data Processing, Inc.	102,170	7,395,064
Broadridge Financial Solutions, Inc.	1,652	52,451
Fidelity National Information Services, Inc.	63,590	2,953,120
Fiserv, Inc.(2)	18,069	1,825,872
International Business Machines Corp.	388,809	71,999,651
Paychex, Inc.	693,512	28,184,328
Total System Services, Inc.	32,405	953,355
Western Union Co.	54,638	1,019,545

		$275,847,186

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,109,541

		$1,109,541

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	441,172	$22,610,065
Thermo Fisher Scientific, Inc.	18,700	1,723,205

		$24,333,270

Machinery — 2.9%
Caterpillar, Inc.	95,937	$7,998,268
Deere & Co.	1,598,492	130,101,264
Dover Corp.	339,930	30,535,912
Illinois Tool Works, Inc.	1,034,459	78,898,188
Parker Hannifin Corp.	7,953	864,650
Pentair, Ltd.	5,089	330,480
WABCO Holdings, Inc.(2)	1,156	97,404

		$248,826,166

Media — 3.8%
CBS Corp., Class B	129,378	$7,136,490
Comcast Corp., Class A	199,107	8,989,681
Comcast Corp., Special Class A	1,434,304	62,205,764
DIRECTV(2)	17,242	1,030,210
Discovery Communications, Inc., Class A(2)	6,723	567,556
Discovery Communications, Inc., Class C(2)	6,732	525,904
Gannett Co., Inc.	3,563	95,453
News Corp., Class A(2)	24	385
Omnicom Group, Inc.	112,077	7,110,165
Time Warner Cable, Inc.	12,203	1,361,855
Time Warner, Inc.	363,259	23,906,075
Twenty-First Century Fox, Inc., Class A	97	3,250
Viacom, Inc., Class B	133,771	11,180,580
Walt Disney Co. (The)	3,212,127	207,150,070

		$331,263,438

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$428,411
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,890,565
Glencore Xstrata PLC(2)	598,405	3,258,492
Nucor Corp.	230,000	11,274,600

		$29,852,068

Multiline Retail — 0.1%
J.C. Penney Co., Inc.(2)	125,000	$1,102,500
Target Corp.	158,546	10,143,773

		$11,246,273

6

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	922,342	$85,768,583
Apache Corp.	1,112,264	94,698,157
BP PLC ADR	182,637	7,676,233
Chevron Corp.	574,582	69,811,713
ConocoPhillips	268,713	18,678,241
Devon Energy Corp.	568,677	32,846,783
Exxon Mobil Corp.	2,044,632	175,920,137
Hess Corp.	39,579	3,061,040
Marathon Oil Corp.	186,256	6,496,609
Marathon Petroleum Corp.	87,319	5,616,358
Murphy Oil Corp.	78,679	4,745,917
Occidental Petroleum Corp.	5,000	467,700
Phillips 66	141,746	8,195,754
Range Resources Corp.	4,900	371,861
Royal Dutch Shell PLC ADR, Class A	70,332	4,619,406
Spectra Energy Corp.	8,313	284,554
Williams Cos., Inc.	2,000	72,720
WPX Energy, Inc.(2)	666	12,827

		$519,344,593

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,822,293

		$1,822,293

Pharmaceuticals — 7.6%
AbbVie, Inc.	1,609,795	$72,006,131
Actavis, Inc.(2)	20,000	2,880,000
Allergan, Inc.	326,962	29,573,713
Bristol-Myers Squibb Co.	1,589,840	73,577,795
Eli Lilly & Co.	1,097,618	55,243,114
GlaxoSmithKline PLC ADR	448,806	22,516,597
Johnson & Johnson	1,822,586	157,999,980
Mallinckrodt PLC(2)	23,268	1,025,886
Merck & Co., Inc.	1,118,071	53,231,360
Novo Nordisk A/S ADR	249,848	42,279,279
Pfizer, Inc.	2,417,966	69,419,804
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	63,163,853
Zoetis, Inc.	361,174	11,239,735

		$654,157,247

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$35,014

		$35,014

Road & Rail — 0.3%
CSX Corp.	11,260	$289,833
Kansas City Southern	4,386	479,653
Norfolk Southern Corp.	43,575	3,370,526
Union Pacific Corp.	135,038	20,976,803

		$25,116,815

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	560,209	$26,357,833
Applied Materials, Inc.	1,065,614	18,690,870
Broadcom Corp., Class A	897,422	23,341,946
Cypress Semiconductor Corp.(2)	1,108	10,349
Intel Corp.	8,514,553	195,153,555
Linear Technology Corp.	18,494	733,472
Maxim Integrated Products, Inc.	223,099	6,648,350

7

Security	Shares	Value
NVIDIA Corp.	284,500	$4,426,820
Texas Instruments, Inc.	897,287	36,133,747
Xilinx, Inc.	90,186	4,226,116

		$315,723,058

Software — 3.6%
Activision Blizzard, Inc.	295,588	$4,927,452
Adobe Systems, Inc.(2)	409,776	21,283,766
CA, Inc.	7,339	217,748
Microsoft Corp.	2,996,717	99,820,643
Oracle Corp.	5,628,029	186,681,722
Symantec Corp.	72,900	1,804,275

		$314,735,606

Specialty Retail — 3.7%
Best Buy Co., Inc.	133,011	$4,987,913
Gap, Inc. (The)	89,138	3,590,479
Home Depot, Inc. (The)	1,633,331	123,888,156
L Brands, Inc.	41,877	2,558,685
Lowe’s Companies, Inc.	333,776	15,891,075
Murphy USA, Inc.(2)	19,669	794,431
Ross Stores, Inc. (3)	15,500	1,128,400
Staples, Inc.	149,396	2,188,651
TJX Companies, Inc. (The)	2,921,944	164,768,422

		$319,796,212

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$588,924
Hanesbrands, Inc.	197,808	12,325,416
NIKE, Inc., Class B	2,323,098	168,749,839
VF Corp.	16,800	3,344,040

		$185,008,219

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,828,170
Philip Morris International, Inc.	272,055	23,557,243

		$27,385,413

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$2,709,909
Sprint Nextel Corp.(2)	135,160	839,343
Vodafone Group PLC ADR	179,476	6,313,966

		$9,863,218

Total Common Stocks (identified cost $4,816,143,621)		$8,510,813,918

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

8

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$14,108

Total Rights (identified cost $16,440)		$14,108

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$129,872	$129,872,171

Total Short-Term Investments (identified cost $129,872,171)		$129,872,171

Total Investments — 99.8% (identified cost $4,946,037,161)		$8,640,700,197

Other Assets, Less Liabilities — 0.2%		$18,993,374

Net Assets — 100.0%		$8,659,693,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $82,237.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,696,818,829

Gross unrealized appreciation	$6,947,057,775
Gross unrealized depreciation	(3,176,407)

Net unrealized appreciation	$6,943,881,368

9

Restricted Securities

At September 30, 2013, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Ross Stores, Inc.	8/8/13	8/8/15	15,500	$1,306,122	$1,128,400

Total Restricted Securities				$1,306,122	$1,128,400

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,261,445,962	$1,128,400		$—	$1,262,574,362
Consumer Staples	912,373,288	116,059,600		—	1,028,432,888
Energy	674,190,577	—		—	674,190,577
Financials	1,343,717,938	25,619,549		—	1,369,337,487
Health Care	1,019,345,067	—		—	1,019,345,067
Industrials	1,094,188,086	—		—	1,094,188,086
Information Technology	1,814,554,316	—		—	1,814,554,316
Materials	205,610,910	3,258,492		—	208,869,402
Telecommunication Services	35,165,547	—		—	35,165,547
Utilities	4,156,186	—		—	4,156,186
Total Common Stocks	$8,364,747,877	$146,066,041	**	$—	$8,510,813,918
Preferred Stocks	$—	$—		$0	0
Rights	14,108	—		—	14,108
Short-Term Investments	—	129,872,171		—	129,872,171
Total Investments	$8,364,761,985	$275,938,212		$0	$8,640,700,197

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2013 is not presented. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Managed Growth Fund 1.2

September 30, 2013 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $506,581,793 and the Fund owned 5.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	931,391	$109,438,442
General Dynamics Corp.	84,463	7,392,202
Honeywell International, Inc.	288,545	23,960,777
Huntington Ingalls Industries, Inc.	2,546	171,600
Lockheed Martin Corp.	16,042	2,046,157
Northrop Grumman Corp.	15,277	1,455,287
Precision Castparts Corp.	19,025	4,323,241
Raytheon Co.	52,726	4,063,593
Rockwell Collins, Inc.	157,787	10,707,426
United Technologies Corp.	2,061,130	222,231,037

		$385,789,762

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	56,207	$3,347,689
FedEx Corp.	262,219	29,921,810
United Parcel Service, Inc., Class B	380,665	34,781,361

		$68,050,860

Auto Components — 0.4%
Johnson Controls, Inc.	771,216	$32,005,464

		$32,005,464

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$51,392

		$51,392

Beverages — 4.0%
Beam, Inc.	78,199	$5,055,566
Coca-Cola Co. (The)	4,754,957	180,117,771
Coca-Cola Enterprises, Inc.	31,501	1,266,655
Molson Coors Brewing Co., Class B	186,000	9,324,180
PepsiCo, Inc.	1,841,630	146,409,585

		$342,173,757

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.(2)	21,109	$2,452,021
Amgen, Inc.	976,808	109,343,888
Biogen Idec, Inc.(2)	3,536	851,327
Gilead Sciences, Inc.(2)	477,484	30,005,095

		$142,652,331

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$66,608

		$66,608

Capital Markets — 4.9%
Ameriprise Financial, Inc.	187,988	$17,121,947
Bank of New York Mellon Corp. (The)	606,008	18,295,382
BlackRock, Inc.	3,984	1,078,150
Charles Schwab Corp. (The)	834,916	17,650,124
E*TRADE Financial Corp.(2)	4,593	75,785
Franklin Resources, Inc.	1,618,404	81,810,322

Security	Shares	Value
Goldman Sachs Group, Inc. (The)	532,816	$84,296,819
Legg Mason, Inc.	96,941	3,241,707
Morgan Stanley	2,539,602	68,442,274
Northern Trust Corp.	709,098	38,567,840
State Street Corp.	740,611	48,695,173
T. Rowe Price Group, Inc.	554,173	39,861,664
UBS AG(2)	29,488	605,094
Waddell & Reed Financial, Inc., Class A	8,833	454,723

		$420,197,004

Chemicals — 2.1%
Air Products and Chemicals, Inc.	7,660	$816,326
Ashland, Inc.	30,391	2,810,560
Dow Chemical Co. (The)	153,238	5,884,339
E.I. du Pont de Nemours & Co.	922,406	54,016,095
Ecolab, Inc.	445,515	43,999,062
Monsanto Co.	495,636	51,729,529
PPG Industries, Inc.	109,400	18,276,364
Praxair, Inc.	2,828	339,954

		$177,872,229

Commercial Banks — 3.6%
Bank of Montreal	26,370	$1,762,043
BB&T Corp.	921,487	31,100,186
Comerica, Inc.	126,791	4,984,154
Fifth Third Bancorp	977,637	17,636,571
HSBC Holdings PLC	220,592	2,389,203
HSBC Holdings PLC ADR	424	23,006
KeyCorp	111,353	1,269,424
M&T Bank Corp.	17,293	1,935,433
PNC Financial Services Group, Inc. (The)	59,726	4,327,149
Regions Financial Corp.	189,147	1,751,501
Royal Bank of Canada	148,562	9,539,166
Societe Generale	466,293	23,230,346
SunTrust Banks, Inc.	298,997	9,693,483
Synovus Financial Corp.	10,960	36,168
Toronto-Dominion Bank (The)	14,822	1,333,684
U.S. Bancorp	2,310,891	84,532,393
Wells Fargo & Co.	2,749,236	113,598,432
Zions Bancorporation	38,805	1,064,033

		$310,206,375

Commercial Services & Supplies — 0.1%
ADT Corp. (The)(2)	11,051	$449,334
Cintas Corp.	52,914	2,709,197
Pitney Bowes, Inc.	14,270	259,571
Stericycle, Inc.(2)	5,300	611,620
Tyco International, Ltd.	22,102	773,128
Waste Management, Inc.	108,226	4,463,240

		$9,266,090

Communications Equipment — 2.9%
Cisco Systems, Inc.	1,290,553	$30,224,751
Juniper Networks, Inc.(2)	50,092	994,827
Nokia Oyj ADR(2)	192	1,250
Palo Alto Networks, Inc.(2)	20,808	953,423
QUALCOMM, Inc.	3,262,201	219,741,859

		$251,916,110

Security	Shares	Value
Computers & Peripherals — 3.3%
Apple, Inc.	408,878	$194,932,586
Dell, Inc.	53,157	731,972
EMC Corp.	2,797,592	71,506,452
Hewlett-Packard Co.	33,743	707,928
NetApp, Inc.	414,967	17,685,894

		$285,564,832

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,145,105

		$1,145,105

Consumer Finance — 1.3%
American Express Co.	821,524	$62,041,493
Capital One Financial Corp.	81,476	5,600,660
Discover Financial Services	831,233	42,010,516
SLM Corp.	10,200	253,980

		$109,906,649

Distributors — 0.2%
Genuine Parts Co.	188,424	$15,241,617

		$15,241,617

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$591,345

		$591,345

Diversified Financial Services — 5.0%
Bank of America Corp.	1,496,249	$20,648,236
Berkshire Hathaway, Inc., Class A(2)	464	79,070,240
Berkshire Hathaway, Inc., Class B(2)	946,900	107,482,619
CBOE Holdings, Inc.	40,000	1,809,200
Citigroup, Inc.	793,170	38,476,677
CME Group, Inc.	63,405	4,684,361
ING Groep NV ADR(2)	150,000	1,702,500
IntercontinentalExchange, Inc.(2)	10,892	1,976,027
JPMorgan Chase & Co.	3,049,843	157,646,385
McGraw Hill Financial, Inc.	86,290	5,659,761
Moody’s Corp.	179,322	12,611,716

		$431,767,722

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,557	$6,410,818
CenturyLink, Inc.	4,871	152,852
Deutsche Telekom AG ADR	50,092	731,343
Frontier Communications Corp.	33,255	138,673
Verizon Communications, Inc.	370,804	17,301,715
Windstream Corp.	70,866	566,928

		$25,302,329

Electric Utilities — 0.0%(1)
Duke Energy Corp.	15,598	$1,041,635
Exelon Corp.	9,202	272,747
Southern Co. (The)	68,451	2,818,812

		$4,133,194

Electrical Equipment — 1.6%
Emerson Electric Co.	1,998,542	$129,305,667
Rockwell Automation, Inc.	110,000	11,763,400

		$141,069,067

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,433,091	$20,908,798
TE Connectivity, Ltd.	687	35,573

		$20,944,371

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	93,118	$4,572,094
Frank’s International NV(2)	115,894	3,468,707
Halliburton Co.	846,351	40,751,801
Schlumberger, Ltd.	1,163,740	102,828,066
Transocean, Ltd.	72,479	3,225,316

		$154,845,984

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	873,262	$100,529,921
CVS Caremark Corp.	1,279,410	72,606,517
Kroger Co. (The)	35,843	1,445,907
Sysco Corp.	299,772	9,541,743
Wal-Mart Stores, Inc.	1,653,516	122,294,043
Walgreen Co.	221,366	11,909,491

		$318,327,622

Food Products — 2.2%
Archer-Daniels-Midland Co.	420,450	$15,489,378
Campbell Soup Co.	5,420	220,648
ConAgra Foods, Inc.	33,000	1,001,220
General Mills, Inc.	37,984	1,820,193
Green Mountain Coffee Roasters, Inc.(2)	75,000	5,649,750
Hershey Co. (The)	456,726	42,247,155
Kraft Foods Group, Inc.	57,116	2,995,163
McCormick & Co., Inc.	27,354	1,769,804
Mondelez International, Inc., Class A	173,425	5,449,014
Nestle SA	1,664,316	116,059,600
Unilever NV - NY Shares	4,636	174,870

		$192,876,795

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,540,567	$51,131,419
Bard (C.R.), Inc.	25,000	2,880,000
Baxter International, Inc.	207,423	13,625,617
Becton, Dickinson and Co.	66,108	6,612,122
Boston Scientific Corp.(2)	26,929	316,146
CareFusion Corp.(2)	70,668	2,607,649
Covidien PLC	186,141	11,343,433
Intuitive Surgical, Inc.(2)	14,000	5,267,780
Medtronic, Inc.	453,753	24,162,347
St. Jude Medical, Inc.	57,969	3,109,457
Stryker Corp.	131,368	8,879,163
Zimmer Holdings, Inc.	93,186	7,654,298

		$137,589,431

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	275,013	$16,803,294
Cardinal Health, Inc.	141,336	7,370,672
Cigna Corp.	56,667	4,355,426
Express Scripts Holding Co.(2)	367,509	22,704,706
McKesson Corp.	2,384	305,867
PharMerica Corp.(2)	1,805	23,952
UnitedHealth Group, Inc.	63,696	4,561,271
WellPoint, Inc.	53,673	4,487,600

		$60,612,788

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	151,649	$4,949,823
International Game Technology	459,500	8,698,335
Interval Leisure Group, Inc.	5,349	126,397
Marriott International, Inc., Class A	400,504	16,845,198
Marriott Vacations Worldwide Corp.(2)	2,597	114,268
McDonald’s Corp.	741,937	71,381,759
Starbucks Corp.	2,270,226	174,739,295
Yum! Brands, Inc.	210,518	15,028,880

		$291,883,955

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,102,854

		$8,102,854

Household Products — 1.7%
Clorox Co. (The)	7,570	$618,620
Colgate-Palmolive Co.	1,172,944	69,555,579
Kimberly-Clark Corp.	15,331	1,444,487
Procter & Gamble Co.	981,986	74,228,322

		$145,847,008

Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$22,992

		$22,992

Industrial Conglomerates — 2.5%
3M Co.	736,956	$87,999,916
Danaher Corp.	41,105	2,849,399
General Electric Co.	5,238,736	125,153,403

		$216,002,718

Insurance — 1.1%
Aegon NV ADR	5,088,862	$37,657,579
Aflac, Inc.	93,292	5,783,171
Allstate Corp. (The)	964	48,730
Aon PLC	24,650	1,834,946
Chubb Corp.	23,930	2,135,992
Cincinnati Financial Corp.	135,528	6,391,500
Hartford Financial Services Group, Inc.	5,762	179,313
Manulife Financial Corp.	29,582	489,878
Marsh & McLennan Cos., Inc.	25,000	1,088,750
Progressive Corp.	1,151,311	31,350,199
Torchmark Corp.	52,429	3,793,238
Travelers Companies, Inc. (The)	76,341	6,471,427

		$97,224,723

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	211,982	$66,274,052

		$66,274,052

Internet Software & Services — 4.0%
Akamai Technologies, Inc.(2)	200,000	$10,340,000
AOL, Inc.(2)	5,317	183,862
eBay, Inc.(2)	1,260,217	70,307,506
Facebook, Inc., Class A(2)	1,591,684	79,966,204
Google, Inc., Class A(2)	214,113	187,543,718
IAC/InterActiveCorp	13,368	730,828
VeriSign, Inc.(2)	14,758	751,035

		$349,823,153

Security	Shares	Value
IT Services — 3.2%
Accenture PLC, Class A	2,192,610	$161,463,800
Automatic Data Processing, Inc.	102,170	7,395,064
Broadridge Financial Solutions, Inc.	1,652	52,451
Fidelity National Information Services, Inc.	63,590	2,953,120
Fiserv, Inc.(2)	18,069	1,825,872
International Business Machines Corp.	388,809	71,999,651
Paychex, Inc.	693,512	28,184,328
Total System Services, Inc.	32,405	953,355
Western Union Co.	54,638	1,019,545

		$275,847,186

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,109,541

		$1,109,541

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	441,172	$22,610,065
Thermo Fisher Scientific, Inc.	18,700	1,723,205

		$24,333,270

Machinery — 2.9%
Caterpillar, Inc.	95,937	$7,998,268
Deere & Co.	1,598,492	130,101,264
Dover Corp.	339,930	30,535,912
Illinois Tool Works, Inc.	1,034,459	78,898,188
Parker Hannifin Corp.	7,953	864,650
Pentair, Ltd.	5,089	330,480
WABCO Holdings, Inc.(2)	1,156	97,404

		$248,826,166

Media — 3.8%
CBS Corp., Class B	129,378	$7,136,490
Comcast Corp., Class A	199,107	8,989,681
Comcast Corp., Special Class A	1,434,304	62,205,764
DIRECTV(2)	17,242	1,030,210
Discovery Communications, Inc., Class A(2)	6,723	567,556
Discovery Communications, Inc., Class C(2)	6,732	525,904
Gannett Co., Inc.	3,563	95,453
News Corp., Class A(2)	24	385
Omnicom Group, Inc.	112,077	7,110,165
Time Warner Cable, Inc.	12,203	1,361,855
Time Warner, Inc.	363,259	23,906,075
Twenty-First Century Fox, Inc., Class A	97	3,250
Viacom, Inc., Class B	133,771	11,180,580
Walt Disney Co. (The)	3,212,127	207,150,070

		$331,263,438

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$428,411
Freeport-McMoRan Copper & Gold, Inc.	450,138	14,890,565
Glencore Xstrata PLC(2)	598,405	3,258,492
Nucor Corp.	230,000	11,274,600

		$29,852,068

Multiline Retail — 0.1%
J.C. Penney Co., Inc.(2)	125,000	$1,102,500
Target Corp.	158,546	10,143,773

		$11,246,273

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	922,342	$85,768,583
Apache Corp.	1,112,264	94,698,157
BP PLC ADR	182,637	7,676,233
Chevron Corp.	574,582	69,811,713
ConocoPhillips	268,713	18,678,241
Devon Energy Corp.	568,677	32,846,783
Exxon Mobil Corp.	2,044,632	175,920,137
Hess Corp.	39,579	3,061,040
Marathon Oil Corp.	186,256	6,496,609
Marathon Petroleum Corp.	87,319	5,616,358
Murphy Oil Corp.	78,679	4,745,917
Occidental Petroleum Corp.	5,000	467,700
Phillips 66	141,746	8,195,754
Range Resources Corp.	4,900	371,861
Royal Dutch Shell PLC ADR, Class A	70,332	4,619,406
Spectra Energy Corp.	8,313	284,554
Williams Cos., Inc.	2,000	72,720
WPX Energy, Inc.(2)	666	12,827

		$519,344,593

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,822,293

		$1,822,293

Pharmaceuticals — 7.6%
AbbVie, Inc.	1,609,795	$72,006,131
Actavis, Inc.(2)	20,000	2,880,000
Allergan, Inc.	326,962	29,573,713
Bristol-Myers Squibb Co.	1,589,840	73,577,795
Eli Lilly & Co.	1,097,618	55,243,114
GlaxoSmithKline PLC ADR	448,806	22,516,597
Johnson & Johnson	1,822,586	157,999,980
Mallinckrodt PLC(2)	23,268	1,025,886
Merck & Co., Inc.	1,118,071	53,231,360
Novo Nordisk A/S ADR	249,848	42,279,279
Pfizer, Inc.	2,417,966	69,419,804
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	63,163,853
Zoetis, Inc.	361,174	11,239,735

		$654,157,247

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$35,014

		$35,014

Road & Rail — 0.3%
CSX Corp.	11,260	$289,833
Kansas City Southern	4,386	479,653
Norfolk Southern Corp.	43,575	3,370,526
Union Pacific Corp.	135,038	20,976,803

		$25,116,815

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	560,209	$26,357,833
Applied Materials, Inc.	1,065,614	18,690,870
Broadcom Corp., Class A	897,422	23,341,946
Cypress Semiconductor Corp.(2)	1,108	10,349
Intel Corp.	8,514,553	195,153,555
Linear Technology Corp.	18,494	733,472
Maxim Integrated Products, Inc.	223,099	6,648,350

Security	Shares	Value
NVIDIA Corp.	284,500	$4,426,820
Texas Instruments, Inc.	897,287	36,133,747
Xilinx, Inc.	90,186	4,226,116

		$315,723,058

Software — 3.6%
Activision Blizzard, Inc.	295,588	$4,927,452
Adobe Systems, Inc.(2)	409,776	21,283,766
CA, Inc.	7,339	217,748
Microsoft Corp.	2,996,717	99,820,643
Oracle Corp.	5,628,029	186,681,722
Symantec Corp.	72,900	1,804,275

		$314,735,606

Specialty Retail — 3.7%
Best Buy Co., Inc.	133,011	$4,987,913
Gap, Inc. (The)	89,138	3,590,479
Home Depot, Inc. (The)	1,633,331	123,888,156
L Brands, Inc.	41,877	2,558,685
Lowe’s Companies, Inc.	333,776	15,891,075
Murphy USA, Inc.(2)	19,669	794,431
Ross Stores, Inc. (3)	15,500	1,128,400
Staples, Inc.	149,396	2,188,651
TJX Companies, Inc. (The)	2,921,944	164,768,422

		$319,796,212

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$588,924
Hanesbrands, Inc.	197,808	12,325,416
NIKE, Inc., Class B	2,323,098	168,749,839
VF Corp.	16,800	3,344,040

		$185,008,219

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,828,170
Philip Morris International, Inc.	272,055	23,557,243

		$27,385,413

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$2,709,909
Sprint Nextel Corp.(2)	135,160	839,343
Vodafone Group PLC ADR	179,476	6,313,966

		$9,863,218

Total Common Stocks (identified cost $4,816,143,621)		$8,510,813,918

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$14,108

Total Rights (identified cost $16,440)		$14,108

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$129,872	$129,872,171

Total Short-Term Investments (identified cost $129,872,171)		$129,872,171

Total Investments — 99.8% (identified cost $4,946,037,161)		$8,640,700,197

Other Assets, Less Liabilities — 0.2%		$18,993,374

Net Assets — 100.0%		$8,659,693,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $82,237.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,696,818,829

Gross unrealized appreciation	$6,947,057,775
Gross unrealized depreciation	(3,176,407)

Net unrealized appreciation	$6,943,881,368

Restricted Securities

At September 30, 2013, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Ross Stores, Inc.	8/8/13	8/8/15	15,500	$1,306,122	$1,128,400

Total Restricted Securities				$1,306,122	$1,128,400

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$1,261,445,962	$1,128,400		$—	$1,262,574,362
Consumer Staples	912,373,288	116,059,600		—	1,028,432,888
Energy	674,190,577	—		—	674,190,577
Financials	1,343,717,938	25,619,549		—	1,369,337,487
Health Care	1,019,345,067	—		—	1,019,345,067
Industrials	1,094,188,086	—		—	1,094,188,086
Information Technology	1,814,554,316	—		—	1,814,554,316
Materials	205,610,910	3,258,492		—	208,869,402
Telecommunication Services	35,165,547	—		—	35,165,547
Utilities	4,156,186	—		—	4,156,186
Total Common Stocks	$8,364,747,877	$146,066,041	**	$—	$8,510,813,918
Preferred Stocks	$—	$—		$0	0
Rights	14,108	—		—	14,108
Short-Term Investments	—	129,872,171		—	129,872,171
Total Investments	$8,364,761,985	$275,938,212		$0	$8,640,700,197

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2013 is not presented. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Commodity Strategy Fund

September 30, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Exchange-Traded Notes (ETN) — 0.6%

Security	Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	14,335	$534,122

Total Exchange-Traded Notes (identified cost $521,215)		$534,122

Short-Term Investments — 97.6%

U.S. Treasury Obligations — 74.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/12/13	$8,000	$7,999,920
U.S. Treasury Bill, 0.00%, 1/9/14	9,000	8,999,973
U.S. Treasury Bill, 0.00%, 2/6/14(2)	10,000	9,999,600
U.S. Treasury Bill, 0.00%, 3/6/14(2)	10,000	9,999,510
U.S. Treasury Bill, 0.00%, 4/3/14(2)	11,000	10,998,317
U.S. Treasury Bill, 0.00%, 5/1/14	5,000	4,998,860
U.S. Treasury Bill, 0.00%, 6/26/14(2)	2,000	1,999,292
U.S. Treasury Bill, 0.00%, 7/24/14	4,000	3,998,028
U.S. Treasury Bill, 0.00%, 8/21/14	2,000	1,998,672
U.S. Treasury Bill, 0.00%, 9/18/14	5,000	4,995,845

Total U.S. Treasury Obligations (identified cost $65,961,904)		$65,988,017

Other — 22.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$20,168	$20,168,442

Total Other (identified cost $20,168,442)		$20,168,442

Total Short-Term Investments (identified cost $86,130,346)		$86,156,459

Total Investments — 98.2% (identified cost $86,651,561)		$86,690,581

Other Assets, Less Liabilities — 1.8%		$1,612,046

Net Assets — 100.0%		$88,302,627

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

1

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $18,684.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2013 were $16,972,601 or 19.2% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2013 is as follows:

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$666,793	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.19%	10/24/13	$(5,179)
Barclays Bank PLC	629,025	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.19	10/24/13	(3,818)
Barclays Bank PLC	2,537,335	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	10/24/13	(23,595)
Barclays Bank PLC	3,200,737	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.19	10/24/13	(64,952)
Barclays Bank PLC	1,285,853	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	10/24/13	15,348
Barclays Bank PLC	2,386,783	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	10/24/13	17,219
Barclays Bank PLC	2,422,945	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	10/24/13	5,239
Barclays Bank PLC	581,451	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	10/24/13	5,324
Barclays Bank PLC	1,074,944	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	10/24/13	9,967
Barclays Bank PLC	1,124,440	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	10/24/13	(3,027)
Barclays Bank PLC	730,927	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	10/24/13	7,306
Barclays Bank PLC	325,841	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.21	10/24/13	(538)
Barclays Bank PLC	683,628	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	10/24/13	11,295
Barclays Bank PLC	519,131	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	10/24/13	(8,770)
Barclays Bank PLC	1,489,603	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	10/24/13	(49,786)
Barclays Bank PLC	262,112	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	10/24/13	5,327
Barclays Bank PLC	292,102	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.25	10/24/13	(3,673)

2

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$949,427	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.25%	10/24/13	$2,855
Barclays Bank PLC	1,493,245	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	10/24/13	(38,269)
Barclays Bank PLC	1,087,034	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	10/24/13	(3,026)
Barclays Bank PLC	1,324,738	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	10/24/13	442
Barclays Bank PLC	1,741,566	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.30	10/24/13	(10,017)
Barclays Bank PLC	927,983	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.35	10/24/13	(20,285)
Merrill Lynch International	819,227	Receives	Excess Return on Dow Jones-UBS Tin Sub-index	Pays	0.20	10/17/13	1,880
Merrill Lynch International	2,969,040	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	10/17/13	16,437
Merrill Lynch International	521,438	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	10/17/13	(3,296)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	10/17/13	0
Merrill Lynch International	2,491,485	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	10/17/13	(11,884)
Merrill Lynch International	319,371	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	10/17/13	(8,029)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	10/17/13	(1)
Merrill Lynch International	2,236,663	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	10/17/13	(50,695)
Merrill Lynch International	2,098,487	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	10/17/13	(64,966)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	10/17/13	0
Merrill Lynch International	1,542,224	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	10/17/13	(8,983)
Merrill Lynch International	1,097,871	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	10/17/13	(34,796)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	10/17/13	(1)
Merrill Lynch International	1,097,636	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	10/17/13	(74,721)
Merrill Lynch International	350,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	10/17/13	(3)
Merrill Lynch International	1,559,063	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	10/17/13	(27,729)
Merrill Lynch International	1,226,008	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	10/17/13	5,225
Merrill Lynch International	819,227	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.20	10/17/13	(12,319)
Merrill Lynch International	680,814	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	10/17/13	(29,559)
Merrill Lynch International	657,007	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	10/17/13	2,439
Merrill Lynch International	653,437	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	10/17/13	(11,906)
Merrill Lynch International	1,134,653	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	10/17/13	(44,550)
Merrill Lynch International	445,361	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	10/17/13	13,050

3

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$372,440	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27%	10/17/13	$(2,914)
Merrill Lynch International	1,016,770	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	10/17/13	17,543
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	10/17/13	1
Merrill Lynch International	814,921	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	10/17/13	(34,395)
Merrill Lynch International	1,342,593	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	10/17/13	30,152
Merrill Lynch International	1,029,490	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	10/17/13	33,597
Merrill Lynch International	1,277,344	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.30	10/17/13	(52,409)
Merrill Lynch International	200,000	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.30	10/17/13	0
Merrill Lynch International	409,613	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.30	10/17/13	10,264
Merrill Lynch International	450,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	10/17/13	0
Merrill Lynch International	1,432,952	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	10/17/13	(77,653)
Merrill Lynch International	2,320,671	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	2/13/14	31,882
Merrill Lynch International	390,400	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	2/13/14	(10,165)
Merrill Lynch International	1,609,222	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	2/13/14	54,949
Merrill Lynch International	573,147	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	2/13/14	(22,984)
Merrill Lynch International	1,781,689	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	2/13/14	(63,276)
Merrill Lynch International	2,016,371	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	2/13/14	(5,664)
Merrill Lynch International	1,187,917	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	2/13/14	(3,080)
Merrill Lynch International	1,067,525	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	2/13/14	12,109
Merrill Lynch International	1,066,750	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	2/13/14	(21,349)
Merrill Lynch International	1,733,562	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	2/13/14	(81,515)
Merrill Lynch International	1,314,015	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	2/13/14	25,324
Merrill Lynch International	636,432	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	2/13/14	(14,897)
Merrill Lynch International	287,424	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	2/13/14	5,396
Merrill Lynch International	473,511	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	2/13/14	(27,156)

4

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$623,695	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27%	2/13/14	$(33,194)
Merrill Lynch International	904,001	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	2/13/14	26,115
Merrill Lynch International	947,604	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	2/13/14	(7,189)
Merrill Lynch International	1,296,513	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	2/13/14	33,588
Merrill Lynch International	911,516	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	2/13/14	(71,185)
Merrill Lynch International	868,159	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	2/13/14	19,957
Merrill Lynch International	966,890	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	2/13/14	37,627
Merrill Lynch International	1,042,196	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.30	2/13/14	(43,612)
Merrill Lynch International	3,113,453	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	2/13/14	(88,994)

							$(822,147)

At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $457,857 and $1,280,004, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,649,970

Gross unrealized appreciation	$42,203
Gross unrealized depreciation	(1,592)

Net unrealized appreciation	$40,611

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Notes	$534,122	$—	$—	$534,122
Short-Term Investments -
U.S. Treasury Obligations	—	65,988,017	—	65,988,017
Other	—	20,168,442	—	20,168,442
Total Investments	$534,122	$86,156,459	$—	$86,690,581
Swap Contracts	$—	$457,857	$—	$457,857
Total	$534,122	$86,614,316	$—	$87,148,438

Liability Description
Swap Contracts	$—	$(1,280,004)	$—	$(1,280,004)
Total	$—	$(1,280,004)	$—	$(1,280,004)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013